Quarterly Holdings Report
for
Fidelity® Water Sustainability Fund
February 28, 2026
DSW-NPRT3-0426
1.9897402.105
Common Stocks - 97.2%
	Shares	Value ($)
BRAZIL - 9.7%
Utilities - 9.7%
Water Utilities - 9.7%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	353,897	10,623,468
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	116,778	3,504,508
Cia de Saneamento de Minas Gerais Copasa MG	212,323	2,265,497
Cia De Sanena Do Parana unit	52,641	463,105

TOTAL BRAZIL		16,856,578
FRANCE - 1.9%
Utilities - 1.9%
Multi-Utilities - 1.9%
Veolia Environnement SA	79,674	3,373,933
ITALY - 1.0%
Industrials - 1.0%
Machinery - 1.0%
Interpump Group SpA	37,397	1,727,762
JAPAN - 3.2%
Industrials - 3.2%
Machinery - 3.2%
Kurita Water Industries Ltd	75,184	4,194,782
Organo Corp	11,799	1,310,874

TOTAL JAPAN		5,505,656
KOREA (SOUTH) - 0.5%
Consumer Discretionary - 0.5%
Household Durables - 0.5%
Coway Co Ltd (a)	14,997	852,907
SWITZERLAND - 6.1%
Industrials - 6.1%
Building Products - 3.9%
Belimo Holding AG	1,221	1,226,002
Geberit AG	6,671	5,622,434
		6,848,436
Machinery - 2.2%
Georg Fischer AG	23,262	1,475,867
Sulzer AG	10,540	2,330,494
		3,806,361
TOTAL SWITZERLAND		10,654,797
UNITED KINGDOM - 15.2%
Utilities - 15.2%
Water Utilities - 15.2%
Pennon Group PLC	229,120	1,852,641
Severn Trent PLC	283,907	12,549,519
United Utilities Group PLC	646,783	12,141,905

TOTAL UNITED KINGDOM		26,544,065
UNITED STATES - 59.6%
Energy - 1.1%
Energy Equipment & Services - 1.1%
Select Water Solutions Inc Class A	64,518	881,961
TETRA Technologies Inc (a)	117,979	1,021,698
WaterBridge Infrastructure LLC Class A	1,300	34,411
TOTAL ENERGY		1,938,070
Industrials - 45.0%
Building Products - 6.5%
Advanced Drainage Systems Inc	40,014	6,855,999
Zurn Elkay Water Solutions Corp	87,116	4,441,173
		11,297,172
Commercial Services & Supplies - 4.1%
Montrose Environmental Group Inc (a)	75,123	2,195,094
Tetra Tech Inc	7,534	270,019
Veralto Corp	47,233	4,601,911
		7,067,024
Construction & Engineering - 2.4%
Valmont Industries Inc	9,150	4,208,360
Electrical Equipment - 1.3%
Emerson Electric Co	15,280	2,303,460
Machinery - 23.3%
Dover Corp	9,481	2,137,966
Energy Recovery Inc (a)	12,397	129,300
Flowserve Corp	34,444	3,048,983
Ingersoll Rand Inc	60,712	5,715,428
ITT Inc	12,671	2,564,737
Mueller Water Products Inc Class A1	86,430	2,586,850
Parker-Hannifin Corp	1,733	1,748,908
Pentair PLC	98,046	9,725,183
Watts Water Technologies Inc Class A	25,889	8,510,750
Xylem Inc/NY	35,162	4,555,589
		40,723,694
Professional Services - 2.9%
KBR Inc	95,046	4,013,793
Parsons Corp (a)	16,458	1,086,228
		5,100,021
Trading Companies & Distributors - 4.5%
Core & Main Inc Class A (a)	145,709	7,891,599
TOTAL INDUSTRIALS		78,591,330
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.6%
Badger Meter Inc	7,369	1,123,257
Materials - 1.9%
Chemicals - 1.9%
Ecolab Inc	10,560	3,256,176
Utilities - 11.0%
Water Utilities - 11.0%
American Water Works Co Inc	54,908	7,469,135
Essential Utilities Inc	292,125	11,676,236
TOTAL UTILITIES		19,145,371
TOTAL UNITED STATES		104,054,204
TOTAL COMMON STOCKS (Cost $126,022,277)		169,569,902

Money Market Funds - 2.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $4,400,882)	3.70	4,400,002	4,400,882

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $130,423,159)	173,970,784
NET OTHER ASSETS (LIABILITIES) - 0.3%	497,270
NET ASSETS - 100.0%	174,468,054

Legend

(a)	Non-income producing.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,579,571	32,619,477	29,798,139	90,677	(27)	-	4,400,882	4,400,002	0.0%
Total	1,579,571	32,619,477	29,798,139	90,677	(27)	-	4,400,882

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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